Organization and Description of Business (Details)	Apr. 12, 2023 USD ($)	Jun. 03, 2022 USD ($) $ / shares shares	Sep. 30, 2023	Feb. 09, 2023	Aug. 01, 2019 shares	Sep. 29, 2016 USD ($)	Sep. 29, 2016 HKD ($)	Apr. 22, 2015 USD ($)	Apr. 22, 2015 HKD ($)
Organization and Description of Business [Line Items]
Agreed cash consideration (in Dollars)	$ 700,000
Purchase agreement (in Dollars)	200,000
Remaining paid closing acquisition (in Dollars)	$ 500,000
Ordinary shares issued (in Shares) | shares					50,000,000
Price per share (in Dollars per share) | $ / shares		$ 5
Initial public offering (in Dollars)		$ 25,000,000
Initial Public Offering [Member]
Organization and Description of Business [Line Items]
Ordinary shares issued (in Shares) | shares		5,000,000
Ms. Yang Junli [Member]
Organization and Description of Business [Line Items]
Ownership percentage			55.50%
Ms. Ji An [Member]
Organization and Description of Business [Line Items]
Ownership percentage			20.20%
Mr. Chen Tseng Yuan [Member]
Organization and Description of Business [Line Items]
Ownership percentage			10.00%
Ms. Lo Yung Yung [Member]
Organization and Description of Business [Line Items]
Ownership percentage			8.30%
Ms. Chen Hong [Member]
Organization and Description of Business [Line Items]
Ownership percentage			4.00%
Mr. Li Jian [Member]
Organization and Description of Business [Line Items]
Ownership percentage			2.00%
ZYIL [Member]
Organization and Description of Business [Line Items]
Purchase of equity interest percentage				100.00%
ZYAL [Member]
Organization and Description of Business [Line Items]
Purchase of equity interest percentage	100.00%
Zhong Yang Securities Limited [Member]
Organization and Description of Business [Line Items]
Registered capital amount								$ 5,300,000	$ 41,400,000
Zhong Yang Capital Limited [Member]
Organization and Description of Business [Line Items]
Registered capital amount						$ 600,000	$ 5,000,000